INTANGIBLE ASSETS, NET (Details)	6 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	¥ (10,801,673)				¥ (7,738,986)
Intangible assets, net	23,410,798			$ 3,453,276	20,296,727
Amortization of intangible assets	3,124,621	$ 460,906	¥ 1,116,641
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	3,260,160				3,071,480
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 30,952,311				¥ 24,964,233